Income tax (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax
Loss before income tax		$ (308,901)	$ (170,164)	$ (193,178)
Tax rate	[1]	41.00%	45.00%	40.00%
Income tax benefit		$ 126,649	$ 76,574	$ 77,271
Share-based payments		(11,757)	(41,418)	(8,639)
Customers gifts		(120)	(250)	(375)
Operational losses and others		(9,112)	(6,385)	(4,741)
Changes in income tax rate		(2,531)	(11,127)
Contingent share award (CSA) - termination	[2]	(145,785)		(8,049)
Effect of different tax rates - subsidiaries and parent company		(31,765)	(4,541)	(3,781)
Results with convertible instruments				(29,008)
Other non-deductible expenses		18,688	(10,353)	(1,022)
Income tax		(55,733)	2,500	21,656
Current tax expense		(473,345)	(219,824)	(22,338)
Deferred tax benefit		417,612	224,654	44,025
Income tax in the statement of profit or loss		(55,733)	4,830	21,687
Deferred tax recognized in OCI		829	(2,330)	(31)
Income tax		$ (54,904)	$ 2,500	$ 21,656
Effective tax rate		18.00%	(2.80%)	(11.20%)

[1]	The tax rate used was the one applicable to the financial Brazilian subsidiaries, which represent the most significant portion of the operations of the Group. The tax rate used is not materially different from the average effective tax rate considering all jurisdictions where the Group has operations. The effect of other tax rates is shown in the table above as "effect of different tax rates –subsidiaries and parent company".
[2]	The amount is related to the termination of the Contingent Share Award (CSA) as described in the note 10b.